Segment Reporting (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($) segment
Segment Reporting
Number of operating segments | segment	2	2	2
Number of reportable segments | segment	2	2	2
Net revenues
Total net revenues	$ 2,237,788	$ 2,267,870	$ 2,411,516
Cost of revenues	(1,431,585)	(1,454,842)	(1,559,388)
Gross profit	806,203	813,028	852,128
Operating expenses
Research and development expenses	(278,740)	(295,503)	(261,807)
Sales and marketing expenses	(333,334)	(369,577)	(400,435)
General and administrative expenses	(152,517)	(122,661)	(141,826)
Goodwill impairment	(454,935)	0	(14,830)
Total operating expenses	(1,219,526)	(787,741)	(818,898)
Loss on deconsolidation and disposal of subsidiares	1,643	(6,177)	0
Other income	6,055	9,705	17,505
Operating income (loss)	(405,625)	28,815	50,735
Interest expense	(4,847)	(10,420)	(12,770)
Interest income and investment income	175,556	185,212	93,148
Foreign currency exchange (gain) losses, net	764	(2,906)	11,666
Gain (Loss) on disposal and deemed disposal of investments		74,851	4,113
(Loss) gain on fair value changes of investment	6,636	12,425	424,304
(Loss) gain on extinguishment of debt and derivative	0	0	63,378
Income (loss) before income tax expenses	(227,516)	287,977	634,574
Income tax (expenses) benefits	(13,485)	(18,856)	(34,575)
Income (loss) before share of income (loss) in equity method investments, net of income taxes	(241,001)	269,121	599,999
Share of income (loss) in equity method investments, net of income taxes	(1,637)	3,297	(498,431)
Net income (loss)	(242,638)	272,418	101,568
Share-based compensation	23,200	31,979	44,096
Cost of revenues
Operating expenses
Share-based compensation	1,720	3,575	8,185
Research and development expenses
Operating expenses
Share-based compensation	12,408	19,415	25,170
Sales and marketing expenses
Operating expenses
Share-based compensation	615	797	777
General and administrative expenses
Operating expenses
Share-based compensation	8,457	8,192	9,964
Live streaming
Net revenues
Total net revenues	1,788,021	1,979,371	2,225,518
Others
Net revenues
Total net revenues	449,767	288,499	185,998
Bigo Inc.
Net revenues
Total net revenues	1,988,340	1,924,320	1,997,021
Cost of revenues	(1,273,805)	(1,189,500)	(1,249,361)
Gross profit	714,535	734,820	747,660
Operating expenses
Research and development expenses	(172,262)	(163,634)	(168,148)
Sales and marketing expenses	(247,722)	(295,395)	(311,545)
General and administrative expenses	(57,529)	(52,906)	(60,843)
Goodwill impairment	0		0
Total operating expenses	(477,513)	(511,935)	(540,536)
Loss on deconsolidation and disposal of subsidiares	0	0
Other income	3,877	7,240	12,944
Operating income (loss)	240,899	230,125	220,068
Interest expense	(5,728)	(6,761)	(4,458)
Interest income and investment income	55,709	43,518	9,592
Foreign currency exchange (gain) losses, net	1,453	(174)	13,120
Gain (Loss) on disposal and deemed disposal of investments		0	0
(Loss) gain on fair value changes of investment	(33)	(400)	1,979
(Loss) gain on extinguishment of debt and derivative			0
Income (loss) before income tax expenses	292,300	266,308	240,301
Income tax (expenses) benefits	(19,571)	(17,007)	(14,433)
Income (loss) before share of income (loss) in equity method investments, net of income taxes	272,729	249,301	225,868
Share of income (loss) in equity method investments, net of income taxes	0	0	0
Net income (loss)	272,729	249,301	225,868
Bigo Inc. | Cost of revenues
Operating expenses
Share-based compensation	716	1,958	3,341
Bigo Inc. | Research and development expenses
Operating expenses
Share-based compensation	6,394	8,967	14,012
Bigo Inc. | Sales and marketing expenses
Operating expenses
Share-based compensation	170	341	234
Bigo Inc. | General and administrative expenses
Operating expenses
Share-based compensation	781	1,829	4,416
Bigo Inc. | Live streaming
Net revenues
Total net revenues	1,699,591	1,819,484	1,905,045
Bigo Inc. | Others
Net revenues
Total net revenues	288,749	104,836	91,976
All other
Net revenues
Total net revenues	251,027	344,889	414,740
Cost of revenues	(158,094)	(265,662)	(310,272)
Gross profit	92,933	79,227	104,468
Operating expenses
Research and development expenses	(107,402)	(132,635)	(93,659)
Sales and marketing expenses	(85,711)	(74,260)	(88,890)
General and administrative expenses	(95,230)	(69,930)	(80,983)
Goodwill impairment	(454,935)		(14,830)
Total operating expenses	(743,278)	(276,825)	(278,362)
Loss on deconsolidation and disposal of subsidiares	1,643	(6,177)
Other income	2,178	2,465	4,561
Operating income (loss)	(646,524)	(201,310)	(169,333)
Interest expense	(3,239)	(8,759)	(11,922)
Interest income and investment income	123,967	146,794	87,166
Foreign currency exchange (gain) losses, net	(689)	(2,732)	(1,454)
Gain (Loss) on disposal and deemed disposal of investments		74,851	4,113
(Loss) gain on fair value changes of investment	6,669	12,825	422,325
(Loss) gain on extinguishment of debt and derivative			63,378
Income (loss) before income tax expenses	(519,816)	21,669	394,273
Income tax (expenses) benefits	6,086	(1,849)	(20,142)
Income (loss) before share of income (loss) in equity method investments, net of income taxes	(513,730)	19,820	374,131
Share of income (loss) in equity method investments, net of income taxes	(1,637)	3,297	(498,431)
Net income (loss)	(515,367)	23,117	(124,300)
All other | Cost of revenues
Operating expenses
Share-based compensation	1,004	1,617	4,844
All other | Research and development expenses
Operating expenses
Share-based compensation	6,014	10,448	11,158
All other | Sales and marketing expenses
Operating expenses
Share-based compensation	445	456	543
All other | General and administrative expenses
Operating expenses
Share-based compensation	7,676	6,363	5,548
All other | Live streaming
Net revenues
Total net revenues	88,430	159,887	320,473
All other | Others
Net revenues
Total net revenues	162,597	185,002	94,267
Elimination
Net revenues
Total net revenues	(1,579)	(1,339)	(245)
Cost of revenues	314	320	245
Gross profit	(1,265)	(1,019)	0
Operating expenses
Research and development expenses	924	766	0
Sales and marketing expenses	99	78	0
General and administrative expenses	242	175	0
Goodwill impairment	0		0
Total operating expenses	1,265	1,019	0
Loss on deconsolidation and disposal of subsidiares	0	0
Other income	0	0	0
Operating income (loss)	0	0	0
Interest expense	4,120	5,100	3,610
Interest income and investment income	(4,120)	(5,100)	(3,610)
Foreign currency exchange (gain) losses, net	0	0	0
Gain (Loss) on disposal and deemed disposal of investments		0	0
(Loss) gain on fair value changes of investment	0	0	0
(Loss) gain on extinguishment of debt and derivative			0
Income (loss) before income tax expenses	0	0	0
Income tax (expenses) benefits	0	0	0
Income (loss) before share of income (loss) in equity method investments, net of income taxes	0	0	0
Share of income (loss) in equity method investments, net of income taxes	0	0	0
Net income (loss)	0	0	0
Elimination | Live streaming
Net revenues
Total net revenues	0	0	0
Elimination | Others
Net revenues
Total net revenues	$ (1,579)	$ (1,339)	$ (245)